Other Financial Assets	12 Months Ended
Dec. 31, 2025
TextBlock 1 [Abstract]
Other Financial Assets
8.	Other Financial Assets
Other financial assets as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Current
Derivatives assets	￦	465,178	235,924
Debt securities		400,771	927,586
Deposit instruments(*1)		6,420,797	7,123,233
Short-term financial instruments(*1)		1,212,643	491,841

	￦	8,499,389	8,778,584

Non-current
Derivatives assets	￦	497,698	426,649
Equity securities(*2)		1,171,544	1,721,439
Debt securities		115,601	172,181
Other securities(*2)		762,177	696,148
Deposit instruments(*1)		24,631	44,425

	￦	2,571,651	3,060,842

(*1)	As of December 31, 2024 and 2025, financial instruments amounting to ￦ 386,816 million and ￦ 362,150 million, respectively, are restricted in use for financial arrangements, pledge and others.
(*2)	As of December 31, 2024 and 2025, ￦ 182,862 million and ￦ 122,285 million of equity and other securities, respectively, have been provided as collateral for borrowings, construction projects and others.